S000021242 [Member] Expense Example, No Redemption - NexPoint Event Driven Fund - Class C	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 333
Expense Example, No Redemption, 3 Years	1,105
Expense Example, No Redemption, 5 Years	1,897
Expense Example, No Redemption, 10 Years	$ 3,964